Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes [Abstract]
Income taxes - Income tax expense [Text Block]

Philips Group

Income tax expense

in millions of EUR

	2019	2020	2021
Income before taxes of continuing operations1)	1,247	1,220	513
Current tax (expense) benefit	(251)	(380)	(298)
Deferred tax (expense) benefit	(8)	167	401
Income tax expense of continuing operations	(258)	(212)	103
1)Income before tax excludes the result of investments in associates.

Income taxes - Current income tax expense [Text Block]	Philips Group Current income tax expense in millions of EUR
	2019	2020	2021
Current year tax (expense) benefit	(248)	(390)	(291)
Prior year tax (expense) benefit	(3)	10	(7)
Current tax (expense)	(251)	(380)	(298)

Income taxes - Deferred income tax expense [Text Block]

Philips Group

Deferred income tax expense

In millions of EUR

	2019	2020	2021
Changes to recognition of tax loss and credit carry forwards	56	6	129
Changes to recognition of temporary differences	(32)	19	(1)
Prior year tax (expense) benefit	(9)	(8)	20
Tax rate changes	4	12	10
Origination and reversal of temporary differences, tax losses and tax credits	(27)	138	245
Deferred tax (expense) benefit	(8)	167	401

Income taxes - Effective income tax rate [Text Block]

Philips Group

Effective income tax rate

in %

	2019	2020	2021
Weighted average statutory income tax rate in %	25.3	25.2	22.7
Recognition of previously unrecognized tax loss and credit carryforwards	(4.9)	(0.5)	(26.9)
Unrecognized tax loss and credit carryforwards	0.1	0.0	1.9
Changes to recognition of temporary differences	2.6	(1.6)	0.3
Non-taxable income and tax incentives	(11.2)	(12.9)	(40.6)
Non-deductible expenses	6.1	7.0	19.3
Withholding and other taxes	4.1	0.6	7.2
Tax rate changes	(0.2)	(1.0)	(1.9)
Prior year tax	0.7	(0.2)	(2.4)
Tax expense (benefit) due to change in uncertain tax treatments	(2.0)	1.2	4.4
Others, net	0.2	(0.2)	(4.0)
Effective income tax rate	20.8	17.6	(20.0)

Income taxes - Deferred tax assets and liabilities [Text Block]

Philips Group

Deferred tax assets and liabilities

in millions of EUR

	Balance as of January 1, 2021	recognized in income statement	other1)	Balance as of December 31, 2021	Assets	Liabilities
Intangible assets	240	535	(188)	587	716	(130)
Property, plant and equipment	32	13	(16)	29	55	(26)
Inventories	313	31	28	372	381	(9)
Other assets	97	(30)	1	68	112	(43)
Pensions and other employee benefits	245	(45)	(21)	180	182	(2)
Other liabilities	384	91	25	499	584	(84)
Deferred tax assets on tax loss carryforwards	449	(194)	143	398	398
Set-off deferred tax positions					(211)	211
Net deferred tax assets	1,761	401	(28)	2,134	2,216	(83)
1)Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.

Philips Group

Deferred tax assets and liabilities

in millions of EUR

	Balance as of January 1, 2020	recognized in income statement	other1)	Balance as of December 31, 2020	Assets	Liabilities
Intangible assets	132	147	(39)	240	379	(140)
Property, plant and equipment	58	(22)	(4)	32	65	(32)
Inventories	252	77	(16)	313	317	(4)
Other assets	56	37	4	97	135	(38)
Pensions and other employee benefits	269	4	(27)	245	251	(6)
Other liabilities	334	81	(30)	384	436	(52)
Deferred tax assets on tax loss carryforwards	620	(133)	(38)	449	449
Set-off deferred tax positions					(212)	212
Net deferred tax assets	1,721	190	(151)	1,761	1,820	(59)
1)Other includes the movements of assets and liabilities recognized in equity and OCI, which includes foreign currency translation differences, acquisitions and divestments.

Income taxes - Expiry years of net operating loss and credit carryforwards [Text Block]

Philips Group

Expiry years of net operating loss and credit carryforwards

in millions of EUR

	Total Balance as of December 31, 2020	Unrecognized balance as of December 31, 2020	Total Balance as of December 31, 2021	Unrecognized balance as of December 31, 2021
Within 1 year	5	1	1,593	1,592
1 to 2 years	1,546	1,541	6	-
2 to 3 years	13	3	9	-
3 to 4 years	235	-	7	-
4 to 5 years	23	-	18	-
Later	1,026	24	751	21
Unlimited	1,428	951	1,567	934
Total	4,276	2,520	3,951	2,547